Commitments (Tables)	12 Months Ended
Mar. 31, 2026
Commitments
Schedule of capital commitments	The capital expenditures contracted for are analyzed as follows:

	As of March 31,
	2025	2026
	RMB	RMB
	(in millions)
No later than 1 year	44,067	53,484
Later than 1 year and no later than 5 years	1,254	652
	45,321	54,136

Schedule of other commitments	These commitments are analyzed as follows:

	As of March 31,
	2025	2026
	RMB	RMB
	(in millions)
No later than 1 year	32,364	57,441
Later than 1 year and no later than 5 years	46,768	133,598
More than 5 years	5,094	9,023
	84,226	200,062